Financial Condition and Net Income on a Statutory Basis - Significant Subs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory Accounting Practices [Line Items]
Number Of Preceeding Months To Accumulate Dividend Paid For Approval	12
Future Dividend Payment Restricted To Such Percent Of Surplus To Policy Holders	10.00%
RCM [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 1,478,864	$ 1,486,928
Statutory Accounting Practices, Statutory Net Income Amount	37,142	53,690	(16,800)
RGA Reinsurance [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	1,515,934	1,528,887
Statutory Accounting Practices, Statutory Net Income Amount	129,717	68,010	63,189
RGA Canada [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	610,142	522,756
Statutory Accounting Practices, Statutory Net Income Amount	102,229	68,561	(2,620)
RGA Barbados [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	493,637	409,147
Statutory Accounting Practices, Statutory Net Income Amount	149,676	98,688	33,220
RGA Barbados [Member] | Retrospective Effect Of Change In Accounting Principle Amount Of Application Adjustment [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	(1,181)
Statutory Accounting Practices, Statutory Net Income Amount	(1,275)	0
RGA Australia [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	382,395	339,297
Statutory Accounting Practices, Statutory Net Income Amount	44,403	31,897	37,515
RGA Atlantic [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	345,247	287,386
Statutory Accounting Practices, Statutory Net Income Amount	74,506	81,390	47,369
RGA Atlantic [Member] | Retrospective Effect Of Change In Accounting Principle Amount Of Application Adjustment [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	(16,913)
Statutory Accounting Practices, Statutory Net Income Amount	(4,502)	(3,163)
RGA Americas [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	267,871	259,589
Statutory Accounting Practices, Statutory Net Income Amount	55,639	50,314	15,433
RGA Americas [Member] | Retrospective Effect Of Change In Accounting Principle Amount Of Application Adjustment [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	(28,528)
Statutory Accounting Practices, Statutory Net Income Amount	(9,651)	(7,743)
Other Reinsurance Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	644,918	454,738
Statutory Accounting Practices, Statutory Net Income Amount	(420,206)	80,286	(315,713)
Other Reinsurance Subsidiaries [Member] | Retrospective Effect Of Change In Accounting Principle Amount Of Application Adjustment [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	(1,487)
Statutory Accounting Practices, Statutory Net Income Amount	$ (1,295)	$ (192)